THE CHACONIA INCOME & GROWTH FUND, INC.
FILE NO. 33-37426

Supplement dated January 6, 2009 to
Prospectus April 29, 2008

Fund Name Change:

        Effective January 1, 2009, the name of the The Chaconia Income & Growth Fund has been changed to “UTC North American Fund.” All references in the prospectus to “The Chaconia Income & Growth Fund,” “Chaconia Income & Growth Fund,” “Chaconia Income and Growth Fund,” “Chaconia I&G Fund,” and “The Chaconia I&G Fund” are changed to “UTC North American Fund.”

Company Name Change:

        Effective January 1, 2009, the name of the The Chaconia Income & Growth Fund, Inc. has been changed to “UTC North American Fund, Inc.” All references in the prospectus to “The Chaconia Income & Growth Fund, Inc.,” “The Chaconia Income and Growth Fund, Inc.” and “Chaconia Income and Growth Fund, Inc.” are changed to “UTC North American Fund, Inc.”

Directors:

        On October 31, 2008, Mr. John A. Cole resigned from the Board of Directors (the “Board”) of UTC North American Fund, Inc. (formerly known as The Chaconia Income & Growth Fund, Inc.). On December 1, 2008, the shareholders of UTC North American Fund, Inc. elected a new slate of directors, which included three (3) new directors, Ms. Jean P. Alexander, Ms. Melania Hayes and Ms. Lucille Mair, and two (2) incumbent directors, Ms. Gayle Daniel-Worrell and Mr. Marlon Holder. Following their election by the shareholders, on December 1, 2008, the Board elected Mr. Ajatta Miratta as a new director of the Board. In connection with the election of the directors, the following paragraph amends and replaces the first paragraph under the caption “BOARD OF DIRECTORS” on page 7 of the Prospectus of the UTC North American Fund:

The Manager is subject to the authority of the Board of Directors. The Board of Directors is presently comprised of six members, four of whom reside outside the United States in the Republic of Trinidad and Tobago. More details regarding the individual Directors and the duties of the Board of Directors can be found in the Statement of Additional Information.

THE CHACONIA INCOME & GROWTH FUND, INC.
FILE NO. 33-37426

Supplement dated January 6, 2009 to
Statement of Additional Information April 29, 2008

Fund Name Change:

        Effective January 1, 2009, the name of the The Chaconia Income & Growth Fund has been changed to “UTC North American Fund.” All references in the Statement of Additional Information to “The Chaconia Income & Growth Fund,” “Chaconia Income & Growth Fund,” “Chaconia Income and Growth Fund,” “Chaconia I&G Fund,” and “The Chaconia I&G Fund” are changed to “UTC North American Fund.”

Company Name Change:

        Effective January 1, 2009, the name of the The Chaconia Income & Growth Fund, Inc. has been changed to “UTC North American Fund, Inc.” All references in the Statement of Additional Information to “The Chaconia Income & Growth Fund, Inc.,” “The Chaconia Income and Growth Fund, Inc.” and “Chaconia Income and Growth Fund, Inc.” are changed to “UTC North American Fund, Inc.”

Directors:

        On October 31, 2008, Mr. John A. Cole resigned from the Board of Directors (the “Board”) of UTC North American Fund, Inc. (formerly known as The Chaconia Income & Growth Fund, Inc.). On December 1, 2008, the shareholders of UTC North American Fund, Inc. elected a new slate of directors, which included three (3) new directors, Ms. Jean P. Alexander, Ms. Melania Hayes and Ms. Lucille Mair, and two (2) incumbent directors, Ms. Gayle Daniel-Worrell and Mr. Marlon Holder. Following their election by the shareholders, on December 1, 2008, the Board elected Mr. Ajatta Miratta as a new director of the Board. In connection with the election of the directors, the Statement of Additional Information of the UTC North American Fund is amended and supplemented as follows:

1.     Discussion on Directors. The second paragraph under the caption “DIRECTORS AND OFFICERS” on page 12 of the Statement of Additional Information of the UTC North American Fund is amended and supplemented as follows:

The Board of Directors is presently comprised of six members, four of whom reside outside the United States. Directors Marlon Holder, Gayle Daniel-Worrell, Lucille Mair and Melania Haynes are residents of the Republic of Trinidad and Tobago. Marlon serves as Chair of the Board of Directors.

2.     Directors’ and Officers’ Table. In connection with the election of the directors, the following table replaces the table under the caption “DIRECTORS AND OFFICERS” on pages 13 through 14 of the Statement of Additional Information of the UTC North American Fund:

Name, Address and Age	Position(s) Held With Fund	Term of Office And Length of Time Served	Principal Occupation(s) During Last Five Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director
Non-Interested Persons
Jean P. Alexander	Independent	Indefinite, until	Executive	N/A	None
Age: 50	Director	successor elected	Director,
Unit Trust Corporation,			Caribbean
82 Independence Square,			American Centre
Port-of-Spain, Trinidad &			of New York, a
Tobago, West Indies			nonprofit
organization
serving NYC
residents

Melania Haynes	Independent	Indefinite, until	Events	N/A	None
Age: 63	Director	successor elected	Coordinator,
Unit Trust Corporation,			Independent
82 Independence Square,
Port-of-Spain, Trinidad &
Tobago, West Indies

Lucille Mair	Independent	Indefinite, until	Partner, law	N/A	None
Age: 65	Director	successor elected	firm of Mair
Unit Trust Corporation,			and Company
82 Independence Square,
Port-of-Spain, Trinidad &
Tobago, West Indies

Ajatta Mediratta	Independent	Indefinite, until	Senior Managing	N/A	None
Age: 43	Director	successor elected	Director at
Unit Trust Corporation,			Greylock
82 Independence Square,			Capital, a
Port-of-Spain, Trinidad &			hedge fund,
Tobago, West Indies			7-08 to
present;
investment
banker at Bear
Stearns to 6-08

Name, Address and Age	Position(s) Held With Registrant	Term of Office And Length of Time Served	Principal Occupation(s) During Last Five Years	Number of Portfolios in Fund Complex Overseen by the Directors	Other Directorships Held by Director
Interested Persons
Gayle Daniel-Worrell*	President,	Indefinite, until	Vice President,	N/A	UTC Financial
Age: 48	Vice	successor elected;	Marketing &		Services, USA,
Trinidad and Tobago Unit	President, and	Since 2002	International		Inc. and UTC
Trust Corporation	Secretary and		Business,		Fund Services,
82 Independence Square	Interested		Trinidad and		Inc.
Port-of-Spain,	Director		Tobago Unit Trust
Trinidad & Tobago, West			Corporation, 6-04
Indies			to Present;
Marketing
Manager, Trinidad
and Tobago Unit
Trust
Corporation,
11-94 to 6-04

Marlon Holder*	Interested	Indefinite, until	Deputy CEO, First	N/A	UTC Fund
Age: 49	Director	successor elected;	Citizens Bank, to		Services, Inc.
c/o Trinidad and Tobago		Since 2007	12-06; Executive
Unit Trust Corporation			Director,
82 Independence Square			Trinidad and
Port-of-Spain,			Tobago Unit, 1-07
Trinidad & Tobago, West			to present
Indies

* This person is an “interested person” of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940. This person is an officer of the Fund, the Fund’s sponsor, the Trinidad and Tobago Unit Trust Corporation, and/or the Fund’s distributor, UTC Financial Services USA, Inc.

2.     Discussion on Committees. In connection with the election of directors, the first paragraph of page 15 of the Statement of Additional Information of the UTC North American Fund is amended as follows:

The Board of Directors has two committees, the Audit Committee and Nominating Committee. The members of both committees are comprised of directors who are not “interested persons.” Currently, Jean P. Alexander, Melania Haynes, Lucille Mair and Ajatta Mediratta are the members of the Audit Committee and the Nominating Committee.